Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions
20	Acquisitions

The Company acquired Shenzhen Shenke Medical Instrument Technical Development Co., Ltd. (“Shenke”) and Suzhou Hyssen Electronic Technology Ltd. (“Hyssen”) on April 1, 2011 and July 25, 2011, respectively. The results of the acquirees’ operations have been included in the consolidated financial statements since the acquisition date. The Company benefits from the synergies created by combining its strong engineering, manufacturing, sales and management platforms with the acquirees’ brand names, technology and expertise in the areas of infusion pump and automated urine sediment analyzer in the PRC respectively.

The total consideration for 51% controlling stake of the two subsidiaries amounted to $10,208 which includes $9,413 payable to original shareholders and $795 capital contribution.

In Shenke’s acquisition, the total consideration includes a $872 contingent payment which will depend upon Shenke meeting certain sales target in 2011.

The Company accounted for its acquisitions in accordance with ASC 805. The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition.

Current assets	$4,212
Property, plant, and equipment	244
Intangible assets	3,716
Goodwill	12,025

Total assets acquired	20,197
Current liabilities	(2,011)
Deferred tax liabilities	(926)

Net assets acquired	17,260
Non-controlling interests	(7,847)

Total consideration	$9,413
Less: Consideration payable included in Other Payables	(2,142)
Less: Cash acquired	(741)

Acquisition cost, net of cash received	6,530

The excess of the fair value of the acquired entities over the fair value of net tangible and intangible assets acquired was recorded as goodwill, which is not deductible for corporate income taxation purposes in the PRC. The fair value of the acquired entities consists of purchase price and the fair value of non-controlling interests. Fair value of non-controlling interests is measured based on fair value method in accordance with ASC 805 by grossing up the fair value of the controlling interests and taking into consideration control premium discount.

Goodwill associated with Shenke and Hyssen is attributable to the patient monitoring segment and the in-vitro diagnostic segment, respectively. Acquired intangibles are amortized on a straight line basis over the estimated useful lives. The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table.

Acquired intangible assets:

	Estimated Useful Life	Gross Carrying Amount
Tradename	10 years	$1,306
Core technology	10 years	1,631
Customer relationships	10 years	779

Total Intangible Assets		$3,716

The Company has not prepared the pro-forma condensed combined statement of operations in accordance with ASC 805 as the acquisitions in aggregate are not material.